Financial Instruments - Summary of Coverage Ratio and Leverage Ratio (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Coverage ratio	3.46	3.18	2.61
Leverage ratio	3.85	4.22	5.21
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	5.25
Less than or Equal to 5.00 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	5.00
Less than or equal to four point seven five ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	4.75
Less than or Equal to 4.50 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	4.50
Less than or Equal to 4.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio	4.25
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage ratio	2.50
Greater than or Equal to 2.75 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage ratio	2.75